Revenue - Disclosure of disaggregation of revenue by primary geographical market and major service lines (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	£ 20,835	£ 17,714	£ 13,084
Total other revenue	824	735	581
Total revenue from continuing operations	21,659	18,449	13,665
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,899	2,018	1,942
Total other revenue	47	10	22
Total revenue from continuing operations	1,946	2,028	1,964
UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,028	1,464	0
Total other revenue	5	4	0
Total revenue from continuing operations	2,033	1,468	0
UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,659	3,437	2,015
Total other revenue	0	0	3
Total revenue from continuing operations	4,659	3,437	2,018
New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,374	4,496	4,173
Total other revenue	53	54	41
Total revenue from continuing operations	4,427	4,550	4,214
New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,953	5,525	4,562
Total other revenue	41	36	43
Total revenue from continuing operations	6,994	5,561	4,605
National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	922	774	392
Total other revenue	361	250	394
Total revenue from continuing operations	1,283	1,024	786
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	317	381	78
Total revenue from continuing operations	317	381	78
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	9,385	7,565	4,284
Total other revenue	226	238	84
Total revenue from continuing operations	9,611	7,803	4,368
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,899	2,018	1,942
Total other revenue	47	10	22
UK | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,028	1,464	0
Total other revenue	5	4	0
UK | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,659	3,437	2,015
Total other revenue	0	0	3
UK | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	799	646	327
Total other revenue	(31)	(132)	3
UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	205	356	56
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	11,450	10,149	8,800
Total other revenue	598	497	497
Total revenue from continuing operations	12,048	10,646	9,297
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,374	4,496	4,173
Total other revenue	53	54	41
US | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,953	5,525	4,562
Total other revenue	41	36	43
US | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	123	128	65
Total other revenue	392	382	391
US | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	112	25	22
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,404	3,067	2,594
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,868	1,983	1,875
Transmission | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Transmission | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	126	0	0
Transmission | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	52	52	74
Transmission | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	567	405	329
Transmission | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	791	627	316
Transmission | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	12,638	10,919	8,317
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,951	1,375	0
Distribution | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,314	4,434	4,091
Distribution | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,373	5,110	4,226
Distribution | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,533	3,418	2,076
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,533	3,418	2,076
System Operator | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	394	373	376
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	394	373	376
Generation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	260	310	97
Total other revenue	430	362	205
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	31	35	67
Total other revenue	47	10	22
Other | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	77	89	0
Total other revenue	5	4	0
Other | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	19	(61)
Total other revenue	0	0	3
Other | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	8	10	8
Total other revenue	53	54	41
Other | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	13	10	7
Total other revenue	41	36	43
Other | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	131	147	76
Total other revenue	(33)	(123)	18
Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	£ 317	£ 381	£ 78